9. Stockholders' Equity (Details 2)	6 Months Ended
Jun. 30, 2012
Stock Incentive Plan To Employees And Directors
Expected life (years)	3 years 6 months
Expected volatility	44.20%
Weighted-average volatility	44.20%
Risk-free interest rate, Minimum	0.56%
Risk-free interest rate, Maximum	0.60%
Dividend yield	0.00%
Expected forfeiture rate	0.20%
Stock Incentive Plan To Non Employees
Expected life (years)	3 years 6 months
Expected volatility	44.20%
Weighted-average volatility	44.20%
Risk-free interest rate, Maximum	0.60%
Dividend yield	0.00%